Label	Element	Value
Visium Event Driven Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001141819_SupplementTextBlock
Supplement dated October 30, 2013

to the

Visium Event Driven Fund

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

dated July 1, 2013

Effective December 30, 2013, the Board of Trustees of Trust for Professional Managers (the “Trust”), based upon the recommendation of Visium Asset Management, LP (the “Adviser”), the investment adviser for the Visium Event Driven Fund (the “Fund”), a series of the Trust, has approved a change to the Fund’s investment objective.  The change adds a clause to highlight the Fund’s additional goal of low volatility.

The following disclosures in the Prospectus, Summary Prospectus and SAI are hereby revised to read as follows:

Prospectus

Risk/Return [Heading]	rr_RiskReturnHeading	Visium Event Driven Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Page 1 – “Summary Section – Investment Objective”

The Visium Event Driven Fund (the “Fund”) seeks to achieve capital growth while maintaining a low correlation to and lower volatility than the S&P 500® Index.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Please retain this supplement with your Prospectus, Summary Prospectus and SAI